Trade and other payables (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Trade and other payables [abstract]
Trade	$ 10,455	$ 15,361
Construction obligations	1,475	1,226
Accrued invoices	1,353	849
Sales, rental and services payments received in advance	3,752	4,377
Total trade payables	17,035	21,813
Deferred incomes	37	73
Construction obligations	521	343
Dividends payable to non-controlling shareholders	123	251
Taxes payable	481	589
Management fees (Note 31)	1,351	1,020
Others	1,921	1,869
Total other payables	4,434	4,145
Total trade and other payables	21,469	25,958
Non-current	3,577	3,988
Current	17,892	21,970
Total	$ 21,469	$ 25,958